OPERATING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets, net	$ 2,364,672	$ 4,324,514
Current portion of operating lease liability	491,440	733,572
Non-current operating lease liabilities	$ 2,043,025	$ 3,827,878